Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

April 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV8-QTLY-0621
1.9867772.105

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 94.9%
REITs - Apartments - 11.1%
American Campus Communities, Inc.	75,282	$3,403,499
American Homes 4 Rent Class A	147,975	5,480,994
Apartment Investment & Management Co. Class A	84,837	588,769
AvalonBay Communities, Inc.	73,990	14,206,080
Camden Property Trust (SBI)	52,309	6,302,188
Centerspace	7,467	525,602
Equity Residential (SBI)	196,981	14,621,900
Essex Property Trust, Inc.	34,827	10,117,940
Independence Realty Trust, Inc.	63,675	1,072,287
Invitation Homes, Inc.	296,068	10,380,144
Mid-America Apartment Communities, Inc.	61,201	9,628,753
UDR, Inc.	157,262	7,304,820
		83,632,976
REITs - Diversified - 24.0%
Alexander & Baldwin, Inc.	41,491	760,530
American Finance Trust, Inc.	64,633	646,976
Apartment Income (REIT) Corp.	82,484	3,724,153
Apple Hospitality (REIT), Inc.	120,624	1,913,097
Armada Hoffler Properties, Inc.	37,919	516,836
CatchMark Timber Trust, Inc.	38,999	453,558
Colony Capital, Inc. (a)	287,367	2,011,569
CorePoint Lodging, Inc.	38,145	381,069
Cousins Properties, Inc.	80,994	2,970,050
Crown Castle International Corp.	214,684	40,588,157
Digital Realty Trust, Inc.	141,140	21,779,313
Duke Realty Corp.	197,415	9,183,746
EPR Properties	42,775	2,040,795
Equinix, Inc.	40,768	29,383,944
Gaming & Leisure Properties	115,350	5,362,622
Gladstone Commercial Corp.	23,244	489,054
Global Net Lease, Inc.	49,270	945,984
Lamar Advertising Co. Class A	47,179	4,672,608
NexPoint Residential Trust, Inc.	13,521	678,213
One Liberty Properties, Inc.	12,115	301,300
Outfront Media, Inc.	82,405	2,008,210
Potlatch Corp.	39,292	2,332,373
Preferred Apartment Communities, Inc. Class A	32,961	336,202
PS Business Parks, Inc.	11,147	1,809,938
Safehold, Inc.	8,423	595,590
SBA Communications Corp. Class A	59,093	17,711,354
Store Capital Corp.	129,450	4,633,016
The GEO Group, Inc. (a)	70,894	390,626
Uniti Group, Inc.	113,093	1,289,260
VICI Properties, Inc. (a)	256,841	8,141,860
Vornado Realty Trust	89,246	4,083,005
Washington REIT (SBI)	39,393	914,705
WP Carey, Inc.	92,030	6,892,127
		179,941,840
REITs - Health Care - 7.8%
CareTrust (REIT), Inc.	56,898	1,375,794
Community Healthcare Trust, Inc.	14,819	754,583
Diversified Healthcare Trust (SBI)	141,902	626,497
Global Medical REIT, Inc.	39,398	565,755
Healthcare Realty Trust, Inc.	72,922	2,345,172
Healthcare Trust of America, Inc.	118,033	3,466,629
Healthpeak Properties, Inc.	271,027	9,307,067
LTC Properties, Inc.	22,814	970,279
Medical Properties Trust, Inc.	307,215	6,774,091
New Senior Investment Group, Inc.	73,390	485,842
Physicians Realty Trust	111,659	2,091,373
Sabra Health Care REIT, Inc.	116,401	2,115,006
Universal Health Realty Income Trust (SBI)	7,400	495,430
Ventas, Inc.	199,878	11,085,234
Welltower, Inc.	221,054	16,585,682
		59,044,434
REITs - Health Care Facilities - 0.9%
National Health Investors, Inc.	25,158	1,846,849
Omega Healthcare Investors, Inc.	123,325	4,686,350
		6,533,199
REITs - Hotels - 3.4%
Chatham Lodging Trust (b)	35,835	497,031
DiamondRock Hospitality Co. (b)	120,681	1,257,496
Hersha Hospitality Trust	33,841	391,202
Host Hotels & Resorts, Inc.	380,233	6,905,031
MGM Growth Properties LLC	84,084	3,028,706
Park Hotels & Resorts, Inc.	132,885	2,964,664
Pebblebrook Hotel Trust	76,566	1,828,396
RLJ Lodging Trust	96,488	1,557,316
Ryman Hospitality Properties, Inc.	29,933	2,354,230
Service Properties Trust	97,549	1,201,316
Summit Hotel Properties, Inc. (b)	71,539	727,552
Sunstone Hotel Investors, Inc.	125,919	1,657,094
Xenia Hotels & Resorts, Inc.	68,545	1,331,829
		25,701,863
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	83,919	3,063,883
REITs - Management/Investment - 12.1%
American Assets Trust, Inc.	29,888	1,047,574
American Tower Corp.	230,827	58,807,796
CoreSite Realty Corp.	21,032	2,555,178
Empire State Realty Trust, Inc.	89,474	1,019,109
iStar Financial, Inc.	48,386	895,625
Lexington Corporate Properties Trust	139,977	1,713,318
National Retail Properties, Inc.	94,023	4,364,548
Rayonier, Inc.	69,898	2,535,899
Retail Properties America, Inc.	126,438	1,483,118
UMH Properties, Inc.	26,665	574,097
Weyerhaeuser Co.	398,709	15,457,948
Whitestone REIT Class B	31,996	312,601
		90,766,811
REITs - Manufactured Homes - 2.0%
Equity Lifestyle Properties, Inc.	92,641	6,429,285
Sun Communities, Inc.	50,818	8,477,967
		14,907,252
REITs - Office Buildings - 0.7%
CyrusOne, Inc.	63,368	4,615,091
Office Properties Income Trust	23,741	658,813
		5,273,904
REITs - Office Property - 7.2%
Alexandria Real Estate Equities, Inc.	66,575	12,056,733
Boston Properties, Inc.	79,489	8,692,122
Brandywine Realty Trust (SBI)	100,292	1,356,951
City Office REIT, Inc.	36,486	398,792
Columbia Property Trust, Inc.	64,846	1,167,876
Corporate Office Properties Trust (SBI)	63,112	1,769,660
Douglas Emmett, Inc.	91,768	3,077,899
Easterly Government Properties, Inc.	45,105	966,600
Equity Commonwealth	60,670	1,747,296
Franklin Street Properties Corp.	67,440	356,083
Highwoods Properties, Inc. (SBI)	57,916	2,594,058
Hudson Pacific Properties, Inc.	84,683	2,380,439
JBG SMITH Properties	62,589	2,041,027
Kilroy Realty Corp.	56,715	3,887,246
Mack-Cali Realty Corp.	49,177	804,536
Paramount Group, Inc.	97,670	1,036,279
Piedmont Office Realty Trust, Inc. Class A	67,377	1,254,560
SL Green Realty Corp.	40,658	3,009,099
VEREIT, Inc.	118,847	5,685,640
		54,282,896
REITs - Regional Malls - 3.1%
Simon Property Group, Inc.	174,130	21,198,586
Tanger Factory Outlet Centers, Inc.	61,404	1,071,500
The Macerich Co.	70,718	975,201
		23,245,287
REITs - Shopping Centers - 5.6%
Acadia Realty Trust (SBI)	49,597	1,036,081
Alexanders, Inc.	1,222	338,787
Brixmor Property Group, Inc.	165,222	3,691,059
Federal Realty Investment Trust (SBI)	39,495	4,456,616
Kimco Realty Corp.	237,689	4,991,469
Kite Realty Group Trust	52,580	1,094,190
Realty Income Corp.	179,853	12,436,835
Regency Centers Corp.	91,483	5,823,808
Retail Opportunity Investments Corp.	73,365	1,291,224
Retail Value, Inc.	16,368	304,936
RPT Realty	54,924	698,084
Saul Centers, Inc.	8,630	372,643
Seritage Growth Properties (b)	27,581	474,393
SITE Centers Corp.	96,187	1,418,758
Urban Edge Properties	71,828	1,353,958
Urstadt Biddle Properties, Inc. Class A	21,442	389,601
Washington Prime Group, Inc. (a)(b)	24,749	60,883
Weingarten Realty Investors (SBI)	69,693	2,253,872
		42,487,197
REITs - Single Tenant - 1.1%
Agree Realty Corp.	27,311	1,921,602
Essential Properties Realty Trust, Inc.	58,058	1,520,539
Four Corners Property Trust, Inc.	40,717	1,175,500
Getty Realty Corp.	21,247	670,980
Spirit Realty Capital, Inc.	57,498	2,733,455
		8,022,076
REITs - Storage - 6.7%
CubeSmart	107,392	4,546,977
Extra Space Storage, Inc.	69,582	10,346,148
Iron Mountain, Inc.	157,034	6,300,204
Life Storage, Inc.	39,322	3,777,271
National Storage Affiliates Trust	35,915	1,631,978
Public Storage	83,527	23,484,451
		50,087,029
REITs - Warehouse/Industrial - 8.8%
Americold Realty Trust	110,539	4,464,670
EastGroup Properties, Inc.	21,642	3,433,720
First Industrial Realty Trust, Inc.	70,157	3,491,714
Industrial Logistics Properties Trust	37,853	938,754
Monmouth Real Estate Investment Corp. Class A	56,226	1,039,056
Prologis (REIT), Inc.	381,013	44,399,445
QTS Realty Trust, Inc. Class A	32,865	2,185,194
Rexford Industrial Realty, Inc.	64,186	3,565,532
Terreno Realty Corp.	38,408	2,478,084
		65,996,169

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		712,986,816

Real Estate Management & Development - 4.8%
Diversified Real Estate Activities - 0.3%
Five Point Holdings LLC Class A (b)	38,593	277,098
Tejon Ranch Co. (b)	14,966	236,762
The RMR Group, Inc.	10,319	408,426
The St. Joe Co.	21,693	993,322
		1,915,608
Real Estate Development - 0.4%
Forestar Group, Inc. (b)	15,481	392,289
Howard Hughes Corp. (b)	22,470	2,425,412
		2,817,701
Real Estate Operating Companies - 0.2%
Kennedy-Wilson Holdings, Inc.	67,398	1,385,029
Real Estate Services - 3.9%
Altisource Portfolio Solutions SA (b)	8,011	50,469
CBRE Group, Inc. (b)	179,028	15,253,186
Cushman & Wakefield PLC (b)	65,925	1,120,725
eXp World Holdings, Inc. (a)(b)	33,108	1,137,591
Jones Lang LaSalle, Inc. (b)	27,937	5,249,642
Marcus & Millichap, Inc. (b)	13,471	475,796
Newmark Group, Inc.	97,501	1,048,136
RE/MAX Holdings, Inc.	13,035	478,776
Realogy Holdings Corp. (b)	70,288	1,214,577
Redfin Corp. (b)	51,488	3,644,321
		29,673,219

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		35,791,557

TOTAL COMMON STOCKS
(Cost $592,863,157)		748,778,373

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (c)	1,817,215	1,817,579
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	11,917,341	11,918,532
TOTAL MONEY MARKET FUNDS
(Cost $13,736,111)		13,736,111
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $606,599,268)		762,514,484
NET OTHER ASSETS (LIABILITIES) - (1.5)%(e)		(11,625,756)
NET ASSETS - 100%		$750,888,728

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	June 2021	$1,904,210	$92,795	$92,795

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $94,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,543
Fidelity Securities Lending Cash Central Fund	40,844
Total	$42,387

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.